UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White, Treasurer Advent Claymore Convertible Securities and Income Fund 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.
Attached hereto.

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND
Portfolio of Investments
July 31, 2010 (unaudited)

Number of Shares		Value

	Long-Term Investments — 156.1%

	Convertible Preferred Stocks — 49.3%
	Agriculture — 1.0%
109,100	Archer-Daniels-Midland Co., 6.25%, 2011	$ 4,190,531

	Airlines — 0.2%
20,000	Continental Airline Finance Trust II, 6.00%, 2030	646,250

	Auto Manufacturers — 2.5%
235,000	Ford Motor Co. Capital Trust II, 6.50%, 2032	10,936,900

	Banks — 11.5%
10,650	Bank of America Corp., Ser. L, 7.25% (a)	9,798,000
85,479	Citigroup, Inc., 7.50%, 2012	10,402,794
72,176	Keycorp, Ser. A, 7.75% (a)	7,325,864
217,888	Synovus Financial Corp., Ser. tMED, 8.25%, 2013	5,519,103
6,000	Webster Financial Corp., Ser. A, 8.50% (a)	5,767,500
10,852	Wells Fargo & Co., Ser. L, 7.50% (a)	10,580,700
		49,393,961
	Electric — 7.4%
123,400	Great Plains Energy, Inc., 12.00%, 2012	7,556,399
223,904	NextEra Energy Resources, LLC, 8.375%, 2012	11,508,666
227,099	PPL Corp., 9.50%, 2013	12,669,853
		31,734,918
	Food Products — 1.6%
623,200	Dole Food 2009 Automatic Common Exchange Security Trust, 7.00%, 2012 (b)	6,816,250

	Healthcare Services — 2.9%
4,500	HealthSouth Corp., Ser. A, 6.50% (a)	3,753,000
231,000	Omnicare Capital Trust II, Ser. B, 4.00%, 2033	8,521,590
		12,274,590
	Housewares — 0.8%
90,950	Newell Financial Trust I, 5.25% (a)	3,353,781

	Insurance — 6.1%
324,513	Hartford Financial Services Group, 7.25%, 2013	7,950,569
95,000	Reinsurance Group of America, Equity Security Unit, 5.75%, 2051	5,956,500
470,667	XL Group PLC, 10.75%, 2011 (Ireland)	12,472,675
		26,379,744
	Oil & Gas— 2.4%
197,924	Apache Corp., Ser. D, 6.00%, 2013	10,753,211

	Pharmaceuticals — 2.3%
9,360	Mylan, Inc., 6.50%, 2010	9,919,260

	Pipelines — 1.6%
6,600	El Paso Corp., 4.99% (a)	7,065,010

	Real Estate — 0.8%
65,000	Forest City Enterprises, Inc., Ser. A, 7.00% (a)	3,294,687

	Real Estate Investment Trusts — 1.9%
353,307	Alexandria Real Estate Equities, Inc., Ser. D, 7.00% (a)	8,232,053

	Savings & Loans — 2.2%
192,788	New York Community Capital Trust V, 6.00%, 2051	9,502,521

	Telecommunications — 4.1%
128,095	Crown Castle International Corp., 6.25%, 2012	7,507,648
13,155	Lucent Technologies Capital Trust I, 7.75%, 2017 (France)	9,997,800
		17,505,448
	Total Convertible Preferred Stocks - 49.3%
	(Cost $191,111,996)	211,999,115

Principal Amount		Value
	Convertible Bonds — 76.8%
	Aerospace & Defense — 2.4%
$ 2,000,000	AAR Corp., BB, 1.625%, 3/01/14 (b)	1,652,500
5,445,000	Alliant Techsystems, Inc., BB-, 2.75%, 9/15/11	5,383,744
3,000,000	L-3 Communications Holdings, Inc., BB+, 3.00%, 8/01/35	3,011,250
		10,047,494
	Airlines— 2.2%
9,281,000	UAL Corp., CCC, 4.50%, 6/30/21	9,420,215

	Auto Manufacturers— 1.3%
3,700,000	Ford Motor Co., B, 4.25%, 11/15/16	5,647,125

	Biotechnology — 6.4%
8,500,000	Amgen, Inc., A+, 0.375%, 2/01/13	8,563,750
6,250,000	Amylin Pharmaceuticals, Inc., NR, 3.00%, 6/15/14	5,445,312
10,175,000	Gilead Sciences, Inc., NR, 0.50%, 5/01/11	10,378,500
3,000,000	Life Technologies Corp., BBB-, 3.25%, 6/15/25	3,210,000
		27,597,562
	Building Materials— 1.5%
6,324,000	Cemex SAB de CV, NR, 4.875%, 3/15/15 (Mexico) (b)	6,324,000

	Coal — 2.1%
2,050,000	Alpha Natural Resources, Inc., BB, 2.375%, 4/15/15	2,183,250
8,000,000	Massey Energy Co., BB-, 3.25%, 8/01/15	6,900,000
		9,083,250
	Computers — 6.2%
4,150,000	DST Systems, Inc., Ser. C, NR, 4.125%, 8/15/23 (c)	4,310,812
9,416,000	EMC Corp., A-, 1.75%, 12/01/11	12,193,720
2,000,000	EMC Corp., A-, 1.75%, 12/01/13	2,705,000
3,000,000	Radisys Corp., NR, 2.75%, 2/15/13	2,988,750
5,000,000	SanDisk Corp., BB-, 1.00%, 5/15/13	4,587,500
		26,785,782
	Diversified Financial Services — 2.8%
5,000,000	Affiliated Managers Group, Inc., BBB-, 3.95%, 8/15/38	4,975,000
4,320,000	Jefferies Group, Inc., BBB, 3.875%, 11/01/29	4,390,200
2,681,000	Nasdaq OMX Group, Inc., BBB, 2.50%, 8/15/13	2,600,570
		11,965,770
	Electrical Components & Equipment — 1.0%
5,000,000	Suntech Power Holdings Co. Ltd., NR, 3.00%, 3/15/13 (Cayman Islands)	4,068,750

	Energy - Alternate Sources — 0.9%
3,500,000	Covanta Holding Corp., B, 3.25%, 6/01/14	3,758,125

	Entertainment — 1.8%
7,000,000	International Game Technology, BBB, 3.25%, 5/01/14	7,752,500

	Healthcare Products — 9.6%
7,460,000	Beckman Coulter, Inc., BBB, 2.50%, 12/15/36	7,637,175
10,569,000	Hologic, Inc., BB-, 2.00%, 12/15/37 (d)	9,366,776
3,000,000	Integra LifeSciences Holdings Corp., NR, 2.375%, 6/01/12 (b)	2,842,500
15,600,000	Medtronic, Inc., AA-, 1.625%, 4/15/13	15,775,500
5,540,000	NuVasive, Inc., NR, 2.25%, 3/15/13	5,692,350
		41,314,301
	Healthcare Services — 1.8%
8,265,000	LifePoint Hospitals, Inc., B, 3.50%, 5/15/14	7,851,750

	Insurance — 1.9%
6,760,000	Old Republic International Corp., BBB+, 8.00%, 5/15/12	8,281,000

	Internet — 1.3%
5,600,000	Symantec Corp., NR, 1.00%, 6/15/13	5,719,000

	Iron/Steel — 0.6%
2,333,000	Steel Dynamics, Inc., BB+, 5.125%, 6/15/14	2,659,620

	Lodging — 2.2%
6,973,000	MGM Resorts International , CCC+, 4.25%, 4/15/15 (b)	6,240,835
4,250,000	Morgans Hotel Group Co., NR, 2.375%, 10/15/14	3,176,875
		9,417,710
	Media — 0.6%
2,750,000	XM Satellite Radio, Inc., CCC+, 7.00%, 12/01/14 (b)	2,712,188

	Mining — 1.0%
3,250,000	Newmont Mining Corp., BBB+, 1.625%, 7/15/17	4,387,500

	Miscellaneous Manufacturing — 0.9%
4,850,000	Trinity Industries, Inc., BB-, 3.875%, 6/01/36	4,007,313

	Oil & Gas— 4.0%
4,266,000	Carrizo Oil & Gas, Inc., NR, 4.375%, 6/01/28	3,738,082
3,250,000	Chesapeake Energy Corp., BB, 2.75%, 11/15/35	2,949,375
4,850,000	Chesapeake Energy Corp., BB, 2.25%, 12/15/38	3,643,563
2,750,000	Goodrich Petroleum Corp., NR, 3.25%, 12/01/26	2,650,313
4,000,000	Nabors Industries, Inc., BBB+, 0.94%, 5/15/11 (Bermuda)	3,960,000
		16,941,333
	Oil & Gas Services — 1.6%
2,500,000	SESI LLC, BB+, 1.50%, 12/15/26 (e)	2,387,500
4,970,000	Transocean, Inc., Ser. B, BBB+, 1.50%, 12/15/37 (Cayman Islands)	4,597,250
		6,984,750
	Pharmaceuticals — 8.4%
7,500,000	Allergan, Inc., A+, 1.50%, 4/01/26	8,446,875
7,282,000	King Pharmaceuticals, Inc., BB, 1.25%, 4/01/26	6,553,800
4,000,000	Medicis Pharmaceutical Corp., NR, 2.50%, 6/04/32	4,085,000
3,000,000	Omnicare, Inc., Ser. OCR, B+, 3.25%, 12/15/35	2,576,250
4,000,000	Shire PLC, Ser. SHP, NR, 2.75%, 5/09/14 (Channel Islands)	3,996,888
9,066,000	Teva Pharmaceutical Industries LLC, Ser. C, A-, 0.25%, 2/01/26 (Israel)	10,505,227
		36,164,040
	Real Estate — 1.0%
4,231,000	Forest City Enterprises, Inc., NR, 3.625%, 10/15/14	4,402,884

	Real Estate Investment Trusts — 5.4%
2,030,000	Annaly Capital Management, Inc., NR, 4.00%, 2/15/15	2,128,962
4,200,000	BRE Properties, Inc., BBB, 4.125%, 8/15/26	4,242,000
2,700,000	Home Properties LP, NR, 4.125%, 11/01/26 (b)	2,676,375
7,005,000	Host Hotels & Resorts LP, BB+, 2.625%, 4/15/27 (b)	6,716,044
4,465,000	Macerich Co., NR, 3.25%, 3/15/12 (b)	4,392,444
3,000,000	UDR, Inc., BBB, 4.00%, 12/15/35	3,063,750
		23,219,575
	Semiconductors — 2.7%
7,000,000	Intel Corp., A-, 2.95%, 12/15/35	6,973,750
5,209,000	Micron Technology, Inc., B, 1.875%, 6/01/14	4,544,853
		11,518,603
	Telecommunications — 5.2%
6,200,000	Anixter International, Inc., B+, 1.00%, 2/15/13	6,045,000
5,850,000	Ciena Corp., B, 0.25%, 5/01/13	5,089,500
11,600,000	NII Holdings, Inc., B-, 3.125%, 6/15/12	11,208,500
		22,343,000
	Total Convertible Bonds - 76.8%
	(Cost $303,452,586)	330,375,140

	Corporate Bonds — 25.0%
	Chemicals — 1.7%
3,500,000	LBI Escrow Corp., BB, 8.00%, 11/01/17 (b)	3,688,125
3,500,000	Lyondell Chemical Corp., B, 11.00%, 5/01/18	3,784,375
		7,472,500
	Diversified Financial Services — 3.3%
5,400,000	Capital One Capital V, BB, 10.25%, 8/15/39	5,879,250
5,000,000	CIT Group Funding Co. of Delaware LLC, B+, 10.25%, 5/01/14	5,187,500
3,000,000	Icahn Enterprises LP, BBB-, 7.75%, 1/15/16	3,022,500
		14,089,250
	Electronics — 0.2%
1,000,000	Sanmina-SCI Corp., CCC+, 8.125%, 3/01/16	1,022,500

	Food— 1.9%
2,700,000	Smithfield Foods, Inc., B-, 7.00%, 8/01/11	2,760,750
2,500,000	Smithfield Foods, Inc., B+, 10.00%, 7/15/14 (b)	2,806,250
2,800,000	Smithfield Foods, Inc., B-, 7.75%, 7/01/17	2,747,500
		8,314,500
	Healthcare Services — 2.1%
5,500,000	Apria Healthcare Group, Inc., BB+, 11.25%, 11/01/14 (b)	5,912,500
3,000,000	HCA, Inc., BB-, 9.25%, 11/15/16	3,247,500
		9,160,000
	Holding Companies - Diversified — 1.7%
6,800,000	Leucadia National Corp., BB+, 8.125%, 9/15/15	7,106,000

	Insurance — 3.4%
7,200,000	Liberty Mutual Group, Inc., BB, 10.75%, 6/15/58 (b) (c)	7,956,000
5,500,000	MetLife, Inc., BBB, 10.75%, 8/01/39	6,810,127
		14,766,127
	Lodging — 1.3%
5,501,000	Wynn Las Vegas LLC, BB+, 7.75%, 8/15/20 (b)	5,604,144

	Media— 2.0%
5,344,000	Clear Channel Worldwide Holdings, Inc., B, 9.25%, 12/15/17 (b)	5,637,920
2,500,000	Univision Communication, Inc., B-, 12.00%, 7/01/14 (b)	2,756,250
		8,394,170
	Office/Business Equipment — 0.8%
3,500,000	Xerox Capital Trust I, BB, 8.00%, 2/01/27	3,540,614

	Pharmaceuticals — 1.1%
4,760,000	Axcan Intermediate Holdings, Inc., B, 12.75%, 3/01/16	4,867,100

	Pipelines — 0.5%
2,000,000	Crosstex Energy LP, B+, 8.875%, 2/15/18	2,100,000

	Retail — 1.4%
5,550,000	Toys R Us Property Co. LLC, B+, 8.50%, 12/01/17 (b)	5,869,125

	Storage/Warehousing — 1.2%
5,000,000	Niska Gas Storage US LLC, BB-, 8.875%, 3/15/18 (b)	5,275,000

	Telecommunications — 2.4%
7,272,000	iPCS, Inc., BB-, 2.46938%, 5/01/13 (c)	6,926,580
3,000,000	Virgin Media Finance PLC, B+, 8.375%, 10/15/19 (United Kingdom)	3,270,000
		10,196,580
	Total Corporate Bonds - 25.0%
	(Cost $101,736,564)	107,777,610

Number of Shares		Value
	Warrants - 3.3%
	Auto Manufacturers— 0.3%
320,000	Ford Motor Co., expiring 1/01/13 (f)	1,548,800

	Banks — 3.0%
2,197,361	Bank of America Corp., expiring 10/28/18 (f)	6,064,716
266,542	JP Morgan Chase & Co., expiring 10/28/18 (f)	3,800,889
350,000	Wells Fargo & Co., expiring 10/28/18 (f)	3,006,500
		12,872,105
	Total Warrants
	(Cost $12,659,811)	14,420,905

	Preferred Stocks — 1.7%
	Banks — 1.7%
8,800	Ally Financial, Inc., Ser. 144a, 7.00%, 2011 (b)
	(Cost $7,711,000)	7,227,276

	Total Long-Term Investments - 156.1%
	(Cost $616,671,957)	671,800,046

	Short-Term Investments - 6.4%
	Money Market Funds - 6.4%
27,361,490	Goldman Sachs Financial Prime Obligations
	(Cost $27,361,490)	27,361,490

	Total Investments — 162.5%
	(Cost $644,033,447)	699,161,536
	Liabilities in excess of other Assets—(1.6%)	(6,948,512)
	Preferred Stock, at redemption value — (-60.9% of Net Assets Applicable to
	Common Shareholders or -37.5% of Total Investments)	(262,000,000)

	Net Assets Applicable to Common Shareholders — 100.0%	$ 430,213,024

LLC - Limited Liability Corp.
LP - Limited Partnership
PLC - Public Limited Company
SAB de CV - Publicly Traded Company

(a)	Perpetual maturity.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to 21.6% of net assets applicable to common shareholders.

(c)	Floating rate security.The rate shown is as of July 31, 2010.
(d)	Security becomes an accreting bond after December 15, 2013 with a 2.0% principal accretion rate.
(e)	Security is a "step down" bond where the coupon decreases or steps down at a predetermined date.
(f)	Non-income producing security.

Ratings shown are per Standard & Poor's.  Securities classified as NR are not rated by Standard & Poor's.   Ratings are unaudited.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders  unless otherwise noted.

See previously submitted notes to financial statements for the period ended April 30, 2010.

Country Breakdown as % of Total Investments*
United States	91.5%
Ireland	1.8%
Israel	1.5%
France	1.4%
Cayman Islands	1.2%
Mexico	0.9%
Channel Islands	0.6%
Bermuda	0.6%
United Kingdom	0.5%
*Subject to change daily.

At July 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments	Gross Tax	Gross Tax	Net Tax Unrealized
for Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Appreciation on Investments
$648,431,120	$59,336,038	$(8,605,622)	$50,730,416

In accordance with ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets.
Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs
(e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2010.

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(Value in $000s)	(Level 1)	(Level 2)	(Level 3)	Total

Description

Assets:
Convertible Preferred Stocks:
Agriculture	$4,191	$-	$-	$4,191
Airlines	-	646	-	646
Auto Manufacturers	10,937	-	-	10,937
Banks	43,626	5,768	-	49,394
Electric	20,226	11,509	-	31,735
Food Products	-	6,816	-	6,816
Healthcare Services	8,522	3,753	-	12,275
Housewares	-	3,354	-	3,354
Insurance	26,380	-	-	26,380
Oil & Gas	10,753	-	-	10,753
Pharmaceuticals	9,919	-	-	9,919
Pipelines	-	7,065	-	7,065
Real Estate	-	3,295	-	3,295
Real Estate Investment Trusts	-	8,232	-	8,232
Savings & Loans	9,502	-	-	9,502
Telecommunications	-	17,505	-	17,505

Convertible Bonds	-	330,375	-	330,375

Corporate Bonds	-	107,778	-	107,778

Warrants	14,421	-	-	14,421

Preferred Stocks	-	7,227	-	7,227

Money Market Fund	27,362	-	-	27,362
Total	$185,839	$513,323	$-	$699,162

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
 Tracy V. Maitland
 President and Chief Executive Officer

Date:	September 28, 2010

By:	/s/ Robert White
 Robert White
 Treasurer and Chief Financial Officer

Date:	September 28, 2010